Rotenberg & Co., LLP

Certified Public Accountants

1870 Winton Road South

Rochester, New York 14618

Phone: 585-295-2400

Fax: 585-295-2150

Bryce Capital Funds

2 Thornell Road

Pittsford, New York 14534

            We consent to the use of our reports, dated July 20, 2005, on the annual financial statements of the Bryce Capital Funds which are included in the Registration Statement under the Securities Act of 1933.  We also consent to the reference to our firm in such Registration Statement.

/s/ Rotenberg & Co. LLP

Rotenberg & Company, LLP

Rochester, New York

  August 25, 2005

Filed pursuant to Rule 497

Securities Act File No. 333-115038

ICA No. 811-21575

BRYCE CAPITAL GROWTH FUND

BRYCE CAPITAL VALUE FUND

EACH A SERIES OF BRYCE CAPITAL FUNDS

Supplement dated August 31, 2005 to

Prospectus dated September 14, 2004

This Supplement contains information relating to the section entitled “Independent Auditors” in the September 14, 2004 Prospectus. Effective as of June 15, 2005 pursuant to a resolution of the Audit Committee of the Board of Trustees and the Board of Trustees, Rotenberg & Company, LLP was retained as Independent Auditor of the Bryce Capital Funds.

 The section entitled “Independent Auditors” is hereby deleted and replaced as following:

               Independent Auditors                         Rotenberg & Company. LLP

                                                                                1870 Winton Road S.

                                                                                Suite 200

Rochester, New York, 14618

Exhibits: Rotenberg Consent Letter

Filed pursuant to Rule 497

Securities Act File No. 333-115038

ICA No. 811-21575

BRYCE CAPITAL GROWTH FUND

BRYCE CAPITAL VALUE FUND

EACH A SERIES OF BRYCE CAPITAL FUNDS

Supplement dated August 30, 2005 to

Prospectus dated September 14, 2004

This Supplement contains information relating to the section entitled “Minimum Investments” in the September 14, 2004 Prospectus. The section is hereby modified to include the following:

Effective July 1, 2005 the Investment Adviser has temporarily waived the minimum investment in the Bryce Capital Growth Fund and the Bryce Capital Value Fund.  This waiver is subject to change upon 30 days notice.